Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

In February 2023, Glory Star Beijing repaid the $359 of short-term bank loan to Huaxia Bank and Leshare Beijing repaid the $359 of short-term bank loan to Bank of Beijing.

On February 28, 2023, Glory Star Beijing repaid the $718 of short-term bank loan to China Merchants Bank and borrowed the same amount from China Merchants Bank for working capital on March 7, 2023, which bears a fixed interest rate of 4.5% with due date on March 6, 2024.

These consolidated financial statements were approved by management and available for issuance on March 22, 2023. The Company has evaluated subsequent events through this date and concluded that there are no additional reportable subsequent events other than that disclosed in above.